Restatement of Previously Issued Financial Statements (Tables)	3 Months Ended	8 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Schedule of restatement on the balance sheets, statements of operations and statements of cash flows

	Three months ended March 31, 2020
	As Reported	Revised
Capitated Revenue	$29,124,807	$25,041,525
Selling, General and Administrative Expenses	$9,607,533	$5,524,251

Deerfield Healthcare Technology Acquisitions Corp
Schedule of restatement on the balance sheets, statements of operations and statements of cash flows

	As of December 31, 2020
	As Previously	Restatement
	Reported	Adjustment	As Restated
Balance Sheet
Total assets	$144,943,445	$—	$144,943,445
Liabilities and stockholders’ equity
Total current liabilities	$3,756,068	$—	$3,756,068
Deferred underwriting commissions	4,443,250	—	4,443,250
Warrant liabilities	—	24,764,148	24,764,148
Total liabilities	8,199,318	24,764,148	32,963,466
Class A ordinary shares, $0.0001 par value; shares subject to possible redemption	131,744,120	(24,764,150)	106,979,970
Stockholders’ equity
Preferred stock- $0.0001 par value	—	—	—
Class A ordinary stock - $0.0001 par value	120	248	368
Class B ordinary stock - $0.0001 par value	359	—	359
Additional paid-in-capital	8,924,620	17,585,403	26,510,023
Accumulated deficit	(3,925,092)	(17,585,649)	(21,510,741)
Total stockholders’ equity	5,000,007	2	5,000,009
Total liabilities and stockholders’ equity	$144,943,445	$—	$144,943,445

	For the Period from May 8, 2020
	(inception) through December 31, 2020
	As Previously	Restatement
	Reported	Adjustment	As Restated
Statement of Operations
Loss from operations	$(4,011,654)	$—	$(4,011,654)
Other (expense) income:
Fair value adjustment on derivative warrant liabilities	—	(17,585,649)	(17,585,649)
Interest earned on investments held in Trust Account	86,562	—	86,562
Total other (expense) income	86,562	(17,585,649)	(17,499,087)
Net loss	$(3,925,092)	$(17,585,649)	$(21,510,741)
Basic and Diluted weighted-average Class A ordinary shares outstanding	14,375,000	—	14,375,000
Basic and Diluted net loss per Class A share	$—	—	$—
Basic and Diluted weighted-average Class B ordinary shares outstanding	3,468,192	—	3,468,192
Basic and Diluted net loss per Class B share	$(1.13)	—	$(6.20)

	For the Period from May 8, 2020
	(inception) through December 31, 2020
	As Previously	Restatement
	Reported	Adjustment	As Restated
Statement of Cash Flows
Net loss	$(3,925,092)	$(17,585,649)	$(21,510,741)
Adjustment to reconcile net loss to net cash used in operating activities	(86,562)	17,585,649	17,499,087
Net cash used in operating activities	(455,648)	—	(455,648)
Net cash used in investing activities	(143,750,000)	—	(143,750,000)
Net cash provided by financing activities	145,114,359	—	145,114,359

	As of September 30, 2020
	As Previously	Restatement
	Reported	Adjustment	As Restated
Unaudited Condensed Balance Sheet
Total assets	$145,032,529	$—	$145,032,529
Liabilities and stockholders’ equity
Total current liabilities	$146,941	$—	$146,941
Deferred underwriting commissions	4,443,250	—	4,443,250
Derivative warrant liabilities	—	8,360,013	8,360,013
Total liabilities	4,590,191	8,360,013	12,950,204
Class A ordinary shares, $0.0001 par value; shares subject to possible redemption	135,442,330	(8,360,010)	127,082,320
Stockholders’ equity
Preferred stock- $0.0001 par value	—	—	—
Class A ordinary stock - $0.0001 par value	83	84	167
Class B ordinary stock - $0.0001 par value	359	—	359
Additional paid-in-capital	5,226,447	1,181,427	6,407,874
Accumulated deficit	(226,881)	(1,181,514)	(1,408,395)
Total stockholders’ equity	5,000,008	(3)	5,000,005
Total liabilities and stockholders’ equity	$145,032,529	$—	$145,032,529

	For the Three Months Ended September 30, 2020
	As Previously	Restatement
	Reported	Adjustment	As Restated
Unaudited Condensed Statement of Operations
Loss from operations	$(239,727)	$—	$(239,727)
Other (expense) income:
Fair value adjustment on derivative warrant liabilities	—	(1,181,514)	(1,181,514)
Interest earned on investments held in Trust Account	43,410	—	43,410
Total other (expense) income	43,410	(1,181,514)	(1,138,104)
Net loss	$(196,317)	$(1,181,514)	$(1,377,831)

Basic and Diluted weighted-average Class A ordinary shares outstanding	14,375,000		14,375,000
Basic and Diluted net loss per Class A share	$0.00		$0.00
Basic and Diluted weighted-average Class B ordinary shares outstanding	3,593,750		3,593,750
Basic and Diluted net loss per Class B share	$(0.05)		$(0.38)

	For the period from May 8
	(inception) through September 30, 2020
	As Previously	Restatement
	Reported	Adjustment	As Restated
Unaudited Condensed Statement of Operations
Loss from operations	$(270,291)	$—	$(270,291)
Other (expense) income:
Fair value adjustment on derivative warrant liabilities	—	(1,181,514)	(1,181,514)
Interest earned on investments held in Trust Account	43,410	—	43,410
Total other (expense) income	43,410	(1,181,514)	(1,138,104)
Net loss	$(226,881)	$(1,181,514)	$(1,408,395)

Basic and Diluted weighted-average Class A ordinary shares outstanding	14,375,000		14,375,000
Basic and Diluted net loss per Class A share	$0.00		$0.00
Basic and Diluted weighted-average Class B ordinary shares outstanding	3,593,750		3,593,750
Basic and Diluted net loss per Class B share	$(0.06)		$(0.39)

	For the period from May 8
	(inception) through September 30, 2020
	As Previously	Restatement
	Reported	Adjustment	As Restated
Unaudited Condensed Statement of Cash Flows
Net loss	$(226,881)	$(1,181,514)	$(1,408,395)
Adjustment to reconcile net loss to net cash used in operating activities	(43,410)	1,181,514	1,138,104
Net cash used in operating activities	(376,769)	—	(376,769)
Net cash used in investing activities	(143,750,000)	—	(143,750,000)
Net cash provided by financing activities	145,114,359	—	145,114,359